Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 1,244	$ 1,262	$ 1,386
Work-in-progress	50	88	203
Finished goods	196	196	119
Inventories	$ 1,490	$ 1,546	$ 1,708